INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2013
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
NOTE 6 — INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of the Company’s investment securities, are summarized as follows:

	At December 31, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$18,572	$4	$(513)	$18,063
State and political subdivisions	60,159	1,526	(1,016)	60,669
Residential mortgage-backed securities issued by quasi-governmental agencies	45,015	540	(275)	45,280
Total investment securities available for sale	123,746	2,070	(1,804)	124,012

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,490	191	(1)	1,680
Total investment securities	$125,236	$2,261	$(1,805)	$125,692

	At December 31, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities issued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

Gross realized gains were $13,000 and $112,000 for the years ended December 31, 2013 and 2012, respectively. These gains resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $2.0 million and $2.7 million for the years ended December 31, 2013 and 2012, respectively. Gross realized losses were $9,000 and $27,000 for the years ended December 31, 2013 and 2012, respectively, which resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $2.0 million and $1.1 million for the years ended December 31, 2013 and 2012, respectively.

The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2013
	Available for sale		Held to maturity
	Amortized cost	Fair value	Amortized cost	Fair value
	(in thousands)
Investment securities
Due in one year or less	$1,645	$1,666	$—	$—
Due after one year through five years	16,666	16,961	—	—
Due after five years through ten years	39,508	39,004	—	—
Due after ten years	20,912	21,101	—	—
	78,731	78,732	—	—

Mortgage-backed securities	45,015	45,280	1,490	1,680
Total investment securities	$123,746	$124,012	$1,490	$1,680

Investment securities having an aggregate amortized cost of approximately $14.8 million and $7.0 million were pledged to secure public deposits at December 31, 2013 and 2012, respectively.

There were no securities held other than U.S. Government and agencies from a single issuer that represented more than 10% of stockholders’ equity at year end.

The Company also holds stock in the FHLB totaling $3.4 million and $5.4 million as of December 31, 2013 and 2012, respectively. The Company is required to maintain a minimum amount of FHLB stock as determined by its borrowing levels and amount of eligible assets. At December 31, 2013 the Company was required to hold $3.4 million in FHLB stock. FHLB stock can only be repurchased by the FHLB or sold to another member, and all sales must be at par. The Company holds FHLB stock as a long term investment based on the ultimate recoverability of the par value. The Company evaluates potential impairment of its investment in FHLB stock quarterly and considers the following: 1) the magnitude and direction of the change in the net assets of the FHLB as compared to the capital stock amount and the duration of this condition, 2) the ability of the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, 3) the impact of regulatory changes on the FHLB and on its members and 4) the liquidity position of the FHLB. Redemptions of FHLB stock totaled $2.5 million and $2.2 million for the years ended December 31, 2013 and 2012, respectively. After evaluating these factors the Company has concluded that the par value of its investment in FHLB stock is recoverable and no impairment has been recorded during the years ended December 31, 2013 and 2012.

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2013:

		Less than 12 months		12 months or longer		Total
Description of Securities	Number of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
U.S. Government and federal agencies	13	$17,028	$(513)	$—	$—	$17,028	$(513)
State and political subdivisions	24	19,646	(1,016)	—	—	19,646	(1,016)
Residential mortgage-backed securities issued by quasi- governmental agencies	65	24,508	(276)	—	—	24,508	(276)
Total temporarily impaired securities	102	$61,182	$(1,805)	$—	$—	$61,182	$(1,805)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

		Less than 12 months		12 months or longer		Total
Description of Securities	Number of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)

The Company evaluates debt securities on a quarterly basis to determine whether OTTI exists. Unrealized losses primarily relate to interest rate fluctuations and not credit concerns. The Company does not intend to sell these securities and it is not more likely than not that it will be required to sell these securities. Accordingly, unrealized losses at December 31, 2013 and 2012 are not considered other-than-temporary and are therefore reflected in other comprehensive income (loss).